LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Net Loss for computation of basic and diluted net loss per share:
Net loss	$ (1,452,000)	$ (142,700)	$ (2,892,200)	$ (3,594,000)	$ (5,940,900)	$ (3,379,400)
Basic and Diluted net loss per share:
Basic net loss per share (in dollars per share)	$ (0.61)	$ (0.28)	$ (1.29)	$ (7.01)	$ (9.26)	$ (6.64)
Basic and Diluted weighted average shares outstanding (in shares)	2,372,394	513,345	2,236,728	512,716	641,844	509,066
Convertible Debt [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Anti-dilutive common equivalent shares		416,358		366,170	1,441,344	50,348
Warrants [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Anti-dilutive common equivalent shares	7,032	404,694	7,093	219,461	3,484	4,132
Options [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Anti-dilutive common equivalent shares	334,428	71,150	329,766	71,150	74,588	63,634